TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of year		$ 4,477	[1]	$ 3,190
Increase in tax positions for prior years, net		63
Decrease in tax positions for prior years, net				(72)
Increase in tax positions for current year		1,330		1,359
Balance at the end of year	[1]	$ 5,870		$ 4,477

[1]	The amounts for the years ended December 31, 2021 and 2020 include $5,494 and $4,197, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.